Share-based payment arrangements - Summary of status and movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	478,067	536,330
Granted	180,132	149,552
Redeemed (in shares)	(135,833)	(190,963)
Forfeited (in shares)	(50,604)	(16,852)
At December 31,	471,762	478,067
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	689,967	457,498
Granted	440,508	299,112
Redeemed (in shares)	(160,470)	0
Forfeited (in shares)	(61,628)	(66,643)
At December 31,	908,377	689,967
Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	525,605	610,885
Granted	267,936	0
Expired (in shares)	0	(85,280)
Redeemed (in shares)	(514,010)	0
Forfeited (in shares)	(1,511)	0
At December 31,	278,020	525,605